Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
FAIR VALUE

NOTE 11. FAIR VALUE

Assets and liabilities measured at fair value on a recurring basis are summarized below (dollars in thousands).

	September 30,	September 30,	September 30,	September 30,
	Total	Level 1	Level 2	Level 3
Assets at December 31, 2011:
Securities available-for-sale:
U.S. Government Agency funds	$108,449	—	108,449	—
Mortgage-backed securities	2,548	—	2,548	—
State, county and municiple securities	587	—	587	—
Equity securities	171	171	—	—

Assets at December 31, 2010:
Securities available-for-sale:
US Government Agency funds	$116,217	—	116,217	—
Equity securities	117	117	—	—

The fair values of debt securities available-for-sale are generally determined by matrix pricing, which is widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities.

The fair values of equity securities available-for-sale are determined by quoted market prices.

The following represents assets and liabilities measured at fair value on a non-recurring basis as of December 31, 2011 and 2010.

	September 30,	September 30,	September 30,	September 30,
	Total	Level 1	Level 2	Level 3
Assets at December 31, 2011:
Impaired loans	$12,441,484	—	—	12,441,484

Assets at December 31, 2010:
Impaired loans	$4,110,547	—	—	4,110,547

Impaired loans are loans for which it is probable the Bancorp will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Specific allowances for impaired loans are based on the fair value of the collateral.

Nonfinancial assets and liabilities measured at fair value on a recurring basis are summarized below:

	September 30,	September 30,	September 30,	September 30,
	Total	Level 1	Level 2	Level 3
Assets at December 31, 2011:
Other real estate owned	$5,615,468	—	—	5,615,468

Assets at December 31, 2010:
Other real estate owned	$2,275,723	—	—	2,275,723

The fair value of other real estate owned is based primarily on independent appraisals, less costs to sell. The appraisals are generally discounted based on management’s historical knowledge, changes in market conditions from the time of valuation and/or management’s expertise and knowledge of the client and client’s business.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Cash and Federal Funds Sold:

For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Investment Securities:

Fair values for investment securities are based on quoted market price, where available. If quoted market prices are not available, fair values are based on quoted market prices for similar securities.

Loans:

Fair value for loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Deposits:

The fair value of demand deposits, savings accounts and certain money market deposits is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposit is estimated using the rates currently offered for deposits of similar remaining maturities.

Federal Funds Purchased and Securities Sold Under Agreements to Repurchase:

The carrying amount is a reasonable estimate of fair value.

The estimated fair values of the Bancorp’s financial instruments are as follows at December 31, 2011 and 2010 (in thousands):

	September 30,	September 30,	September 30,	September 30,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Value	Value
Financial assets:
Cash and federal funds sold	$72,894	72,894	23,157	23,157
Securities:
Available-for-sale	111,755	111,755	116,334	116,334
Held-to-maturity	93,132	95,564	112,982	114,389
Non-marketable	900	900	900	900
Loans, net of allowance	234,262	237,484	216,470	216,162

Financial liabilities:
Deposits	476,068	477,707	428,201	428,195
Federal funds purchased and securities sold under agreements to repurchase	12,275	12,275	13,730	13,730